UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4260
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: May 31
Date of reporting period: August 31, 2010

Item 1. Schedule of Investments

Portfolio of Investments
RiverSource Short Duration U.S. Government Fund
Aug. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (92.7%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Government Obligations & Agencies (34.4%)
Federal Home Loan Banks
05-10-11	0.600%	$2,625,000		$2,626,551
05-20-11	2.625	2,565,000	(e)	2,607,520
12-28-11	1.000	14,550,000		14,664,232
09-28-12	0.000	4,325,000	(i)	4,327,227
06-21-13	1.875	12,600,000		12,954,627
10-18-13	3.625	2,000,000		2,167,358
11-17-17	5.000	500,000	(e)	591,561
Federal Home Loan Mortgage Corp.
06-15-11	6.000	500,000	(e)	522,642
07-26-12	1.000	4,820,000		4,827,124
08-20-12	5.500	2,610,000	(e)	2,856,723
10-28-13	0.875	2,660,000		2,650,969
04-23-14	2.500	3,070,000		3,216,683
07-15-14	5.000	900,000		1,025,846
06-13-18	4.875	5,405,000	(e)	6,337,781
Federal National Mortgage Association
09-24-12	0.625	13,000,000		12,983,048
10-29-12	1.875	15,000,000		15,036,554
11-19-12	4.750	730,000		794,374
04-09-13	3.250	1,960,000		2,085,373
07-17-13	4.375	5,020,000		5,514,334
03-13-14	2.750	7,500,000		7,932,833
05-15-14	2.500	22,025,000	(e)	23,068,127
07-28-15	2.375	15,000,000	(e)	15,536,220
02-13-17	5.000	2,500,000	(e)	2,930,630
Private Export Funding Corp.
U.S. Government Guaranty
10-15-14	3.050	5,675,000		6,004,977
U.S. Treasury
12-31-10	0.875	3,250,000	(e)	3,257,111
07-31-11	1.000	3,250,000		3,271,200
05-31-12	0.750	33,000,000	(e)	33,168,961
06-15-12	1.875	6,690,000	(e)	6,860,909
02-15-13	1.375	9,785,000	(e)	9,966,940
05-31-15	2.125	4,160,000		4,325,443
06-30-15	1.875	4,375,000		4,495,313
05-31-17	2.750	1,000,000	(e)	1,055,781
02-15-20	3.625	1,000,000	(e)	1,100,547
05-15-20	3.500	3,344,000	(e)	3,643,656

Total				224,409,175

Asset-Backed (7.9%)
Access Group, Inc.
Series 2005-1 Class A1
06-22-18	0.618	1,566,977	(i)	1,564,902

	Coupon	Principal
Issuer	rate	amount		Value(a)
Banc of America Funding Corp.
CMO Series 2009-R14A Class 1A1
09-26-37	1.429	3,895,465	(d,i)	3,740,618
Bear Stearns Asset-Backed Securities Trust
Series 2006-HE9 Class 1A1
11-25-36	0.314	695,801	(i)	671,236
Carrington Mortgage Loan Trust
Series 2006-RFC1 Class A2
05-25-36	0.364	2,671,650	(i)	2,599,163
Chrysler Financial Lease Trust
Series 2010-A Class A2
06-15-11	1.780	4,750,000	(d)	4,766,940
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH4 Class A2
11-25-36	0.364	1,432,545	(i)	1,404,944
Countrywide Asset-Backed Certificates
Series 2005-SD1 Class A1C
05-25-35	0.654	1,529,368	(d,i)	1,465,139
Countrywide Asset-Backed Certificates
Series 2006-22 Class 2A1 (MGIC)
05-25-47	0.314	915,023	(b,i)	908,854
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB6 Class A22
07-25-36	0.354	1,113,460	(i)	1,108,864
Jefferies & Co., Inc.
CMO Series 2010-R1 Class 2A1
11-26-36	0.428	980,771	(d,i)	926,828
Morgan Stanley ABS Capital I
Series 2005-WMC5 Class M2
06-25-35	0.744	2,825,576	(i)	2,768,727
Morgan Stanley ABS Capital I
Series 2006-WMC1 Class A2B
12-25-35	0.464	1,564,176	(i)	1,483,179
RAAC Series
Series 2006-SP4 Class A1
11-25-36	0.364	472,889	(i)	469,337
RBSSP Resecuritization Trust
CMO Series 2009-10 Class 4A1
07-26-36	0.414	2,550,319	(d,i)	2,499,271
RBSSP Resecuritization Trust
CMO Series 2009-10 Class 7A1
03-26-37	0.364	1,374,019	(d,i)	1,340,075
RBSSP Resecuritization Trust
CMO Series 2009-11 Class 2A1
04-26-36	0.414	4,537,444	(d,i)	4,255,846
RBSSP Resecuritization Trust
CMO Series 2009-12 Class 2A1
10-25-32	4.770	1,781,892	(d)	1,791,936
RBSSP Resecuritization Trust
CMO Series 2009-13 Class 8A1
06-26-37	1.014	5,633,293	(d,i)	5,396,718
Residential Asset Mortgage Products, Inc.
Series 2004-RS8 Class AI4
06-25-32	5.060	1,721,449		1,705,892
Sierra Receivables Funding Co.
Series 2010-2A Class A
11-20-25	3.840	2,551,169	(d)	2,565,030
Small Business Administration
Series 2002-P10B Class 1
08-10-12	5.199	201,123		211,483

	Coupon	Principal
Issuer	rate	amount		Value(a)
Soundview Home Equity Loan Trust
Series 2005-B Class M1
05-25-35	6.135	179,972	(i)	179,711
Specialty Underwriting & Residential Finance
Series 2005-BC3 Class M1
06-25-36	0.714	4,500,000	(i)	4,214,084
Structured Asset Investment Loan Trust
Series 2005-9 Class A5
11-25-35	0.494	1,622,675	(i)	1,572,245
Structured Asset Securities Corp.
CMO Series 2006-NC1 Class A6
05-25-36	0.314	845,873	(i)	826,322
Structured Asset Securities Corp.
Series 2007-WF2 Class A2
08-25-37	0.964	889,463	(i)	887,058

Total				51,324,402

Commercial Mortgage-Backed (2.0%)(f)
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6 Class A4
11-11-41	4.521	1,575,000		1,615,427
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through Certificates
CMO Series K001 Class A2
04-25-16	5.651	4,367,377		4,920,399
Federal National Mortgage Association
CMO Series 2010-M4 Class A1
06-25-20	2.520	2,784,700		2,851,875
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CBX Class A3
01-12-37	4.184	3,409,543		3,408,398

Total				12,796,099

Residential Mortgage-Backed (48.4%)(f,l)
Banc of America Funding Corp.
CMO Series 2010-R4 Class 4A1
06-26-37	0.539	1,027,276	(d,i)	984,613
BCAP LLC Trust
CMO Series 2009-RR13 Class 12A1
04-26-37	5.250	2,518,780	(d)	2,530,707
BCAP LLC Trust
CMO Series 2010-RR6 Class 6A1
07-26-37	4.000	6,069,650	(d)	6,105,822
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2006-AR9 Class 1A1
11-25-36	0.334	120,844	(i)	116,433
Countrywide Alternative Loan Trust
CMO Series 2006-OA11 Class A3B1
09-25-46	0.444	935,975	(i)	887,084
Countrywide Alternative Loan Trust
CMO Series 2007-OH3 Class A3
09-25-47	0.764	3,331,010	(i)	437,456
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2005-R2 Class 2A1
06-25-35	7.000	3,084,186	(d)	3,073,539
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-1 Class 1A1
02-25-33	7.000	877,696		926,135

	Coupon	Principal
Issuer	rate	amount		Value(a)
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-12R Class 14A1
11-27-35	5.500	6,434,859	(d)	6,783,779
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-12R Class 30A1
12-27-36	5.300	690,618	(d)	703,326
Federal Home Loan Mortgage Corp.
09-20-10	4.500	3,000,000	(g)	3,172,500
Federal Home Loan Mortgage Corp. #1G2547
12-01-36	6.115	805,305	(i)	868,302
Federal Home Loan Mortgage Corp. #1G2598
01-01-37	5.975	1,108,257	(i)	1,177,776
Federal Home Loan Mortgage Corp. #1J0614
09-01-37	5.672	1,786,692	(i)	1,905,704
Federal Home Loan Mortgage Corp. #1Q0140
08-01-36	6.101	356,037	(i)	375,680
Federal Home Loan Mortgage Corp. #A18107
01-01-34	5.500	1,977,501		2,128,791
Federal Home Loan Mortgage Corp. #B10459
10-01-18	5.500	649,128		700,676
Federal Home Loan Mortgage Corp. #C00351
07-01-24	8.000	168,333		193,284
Federal Home Loan Mortgage Corp. #C00385
01-01-25	9.000	292,994		332,967
Federal Home Loan Mortgage Corp. #C80329
08-01-25	8.000	51,366		59,026
Federal Home Loan Mortgage Corp. #E00398
10-01-10	7.000	6,990		7,027
Federal Home Loan Mortgage Corp. #E81240
06-01-15	7.500	1,685,549		1,807,925
Federal Home Loan Mortgage Corp. #E92454
11-01-17	5.000	1,585,494		1,697,149
Federal Home Loan Mortgage Corp. #E96624
05-01-18	5.000	785,990		841,341
Federal Home Loan Mortgage Corp. #G00363
06-01-25	8.000	216,780		249,106
Federal Home Loan Mortgage Corp. #G00501
05-01-26	9.000	404,686		471,301
Federal Home Loan Mortgage Corp. #G04710
09-01-38	6.000	1,255,810		1,351,061
Federal Home Loan Mortgage Corp. #G10669
03-01-12	7.500	300,847		315,089
Federal Home Loan Mortgage Corp. #G11243
04-01-17	6.500	7,221,061		7,806,686
Federal Home Loan Mortgage Corp.
CMO I.O. Series 11 Class B
01-01-20	7.004	5,538	(j)	1,345
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2471 Class SI
03-15-32	7.958	882,233	(j)	164,832
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2936 Class AS
02-15-35	6.404	8,186,551	(j)	934,397
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2981 Class AS
05-15-35	4.977	8,316,168	(j)	1,401,951
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3430 Class IA
07-15-12	119.079	3,537,730	(j)	19,764

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3447 Class AI
03-15-12	32.360	1,828,003	(j)	20,582
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3455 Class AI
12-15-13	15.523	13,716,192	(j)	325,000
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3517 Class JI
12-15-12	39.715	1,542,552	(j)	17,372
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3578 Class IO
04-15-12	43.214	19,433,449	(j)	318,470
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3600 Class DI
01-15-13	7.155	22,328,820	(j)	574,728
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3630 Class AI
03-15-17	0.000	9,615,347	(j)	470,023
Federal Home Loan Mortgage Corp.
CMO Series 2617 Class HD
06-15-16	7.000	2,118,368		2,200,701
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through Certificates
CMO Series K003 Class A1
07-25-13	2.225	4,470,369		4,559,311
Federal National Mortgage Association
09-01-25	3.500	18,000,000	(g)	18,660,941
09-01-25	5.000	2,500,000	(g)	2,658,595
09-01-25	5.500	10,500,000	(g)	11,294,062
09-01-40	6.500	15,500,000	(g)	16,873,206
Federal National Mortgage Association #125032
11-01-21	8.000	81,539		93,190
Federal National Mortgage Association #190129
11-01-23	6.000	600,812		648,646
Federal National Mortgage Association #190988
06-01-24	9.000	137,646		149,917
Federal National Mortgage Association #254384
06-01-17	7.000	182,472		199,380
Federal National Mortgage Association #254454
08-01-17	7.000	342,819		374,584
Federal National Mortgage Association #254723
05-01-23	5.500	5,074,439		5,489,799
Federal National Mortgage Association #255501
09-01-14	6.000	267,616		282,695
Federal National Mortgage Association #256901
09-01-37	6.500	845,327		914,246
Federal National Mortgage Association #303885
05-01-26	7.500	272,634		309,181
Federal National Mortgage Association #313007
07-01-11	7.500	13,910		14,065
Federal National Mortgage Association #336512
02-01-26	6.000	38,273		41,551
Federal National Mortgage Association #357485
02-01-34	5.500	7,926,805		8,566,692
Federal National Mortgage Association #508402
08-01-14	6.500	149,389		161,826
Federal National Mortgage Association #545818
07-01-17	6.000	7,410,449		8,038,359
Federal National Mortgage Association #545864
08-01-17	5.500	6,073,880		6,630,380

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #545910
08-01-17	6.000	1,121,420		1,214,386
Federal National Mortgage Association #555063
11-01-17	5.500	4,718,300		5,167,867
Federal National Mortgage Association #555367
03-01-33	6.000	5,968,724		6,575,657
Federal National Mortgage Association #579485
04-01-31	6.500	1,307,594		1,452,521
Federal National Mortgage Association #593829
12-01-28	7.000	1,117,108		1,261,393
Federal National Mortgage Association #601416
11-01-31	6.500	481,297		534,878
Federal National Mortgage Association #630993
09-01-31	7.500	1,561,067		1,775,413
Federal National Mortgage Association #648040
06-01-32	6.500	1,610,944		1,788,346
Federal National Mortgage Association #648349
06-01-17	6.000	4,147,785		4,497,626
Federal National Mortgage Association #651284
07-01-17	6.000	778,183		839,159
Federal National Mortgage Association #662866
11-01-17	6.000	868,964		941,864
Federal National Mortgage Association #665752
09-01-32	6.500	725,167		805,025
Federal National Mortgage Association #678940
02-01-18	5.500	1,355,000		1,485,208
Federal National Mortgage Association #686227
02-01-18	5.500	1,712,651		1,876,807
Federal National Mortgage Association #696837
04-01-18	5.500	1,896,342		2,056,268
Federal National Mortgage Association #704610
06-01-33	5.500	7,442,412	(o)	8,043,196
Federal National Mortgage Association #722325
07-01-33	4.938	3,843,715	(i)	4,075,579
Federal National Mortgage Association #739243
09-01-33	6.000	2,279,864		2,540,948
Federal National Mortgage Association #739331
09-01-33	6.000	1,042,347		1,144,755
Federal National Mortgage Association #745392
12-01-20	4.500	660,960		706,754
Federal National Mortgage Association #791447
10-01-34	6.000	3,514,500		3,835,630
Federal National Mortgage Association #797046
07-01-34	5.500	2,265,669		2,468,329
Federal National Mortgage Association #799843
11-01-34	2.629	488,877	(i)	503,490
Federal National Mortgage Association #829597
08-01-35	2.600	812,789	(i)	848,795
Federal National Mortgage Association #831809
09-01-36	6.000	5,184,392		5,599,782
Federal National Mortgage Association #832641
09-01-35	6.000	3,606,785		3,909,298
Federal National Mortgage Association #881886
04-01-36	5.356	483,340	(i)	515,392
Federal National Mortgage Association #886764
08-01-36	6.086	295,422	(i)	312,783
Federal National Mortgage Association #887403
07-01-36	7.000	1,911,713		2,155,795
Federal National Mortgage Association #888989
06-01-37	5.749	2,184,695	(i)	2,333,273
Federal National Mortgage Association #895834
04-01-36	5.958	520,037	(i)	549,246

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #929139
02-01-23	5.000	8,148,062		8,670,945
Federal National Mortgage Association #946609
09-01-37	5.734	519,778	(i)	552,556
Federal National Mortgage Association #995097
10-01-37	6.500	2,853,660		3,115,745
Federal National Mortgage Association #MA0548
10-01-20	3.500	2,000,000	(g)	2,087,500
Federal National Mortgage Association
CMO I.O. Series 163 Class 2
07-25-22	11.508	332,863	(j)	53,853
Federal National Mortgage Association
CMO I.O. Series 2002-18 Class SE
02-25-32	8.705	1,754,077	(j)	302,842
Federal National Mortgage Association
CMO I.O. Series 2003-26 Class MI
03-25-23	6.576	894,495	(j)	102,685
Federal National Mortgage Association
CMO I.O. Series 2003-63 Class IP
07-25-33	0.000	2,426,738	(j)	390,534
Federal National Mortgage Association
CMO I.O. Series 2003-71 Class IM
12-25-31	0.000	1,302,906	(j)	91,639
Federal National Mortgage Association
CMO I.O. Series 2008-40 Class AI
08-25-12	16.105	6,131,066	(j)	96,307
Federal National Mortgage Association
CMO I.O. Series 36 Class 2
08-01-18	18.219	2,934	(j)	503
Federal National Mortgage Association
CMO I.O. Series 70 Class 2
01-15-20	8.176	129,858	(j)	31,230
Federal National Mortgage Association
CMO P.O. Series G-15 Class A
06-25-21	2.029	17,736	(k)	16,649
Federal National Mortgage Association
CMO Series 2003-W11 Class A1
06-25-33	3.251	86,981	(i)	91,982
Federal National Mortgage Association
CMO Series 2004-60 Class PA
04-25-34	5.500	2,243,170		2,415,461
First Horizon Asset Securities, Inc.
CMO Series 2003-5 Class 1A2
06-25-30	5.250	318,757		318,062
Government National Mortgage Association #615740
08-15-13	6.000	314,811		340,048
Government National Mortgage Association #648339
10-15-35	5.500	1,018,177		1,123,413
Government National Mortgage Association #781507
09-15-14	6.000	1,407,141		1,483,326
Government National Mortgage Association
CMO I.O. Series 2002-66 Class SA
12-16-25	14.917	6,284,587	(j)	1,156,110
Government National Mortgage Association
CMO I.O. Series 2003-11 Class S
02-16-33	14.481	10,724,769	(j)	1,831,306
Government National Mortgage Association
CMO I.O. Series 2009-106 Class CM
01-16-34	2.161	3,434,408	(j)	474,898

	Coupon	Principal
Issuer	rate	amount		Value(a)
Government National Mortgage Association
CMO I.O. Series 2009-87 Class SK
08-20-32	17.923	5,173,040	(j)	472,425
Government National Mortgage Association
CMO Series 2009-105 Class A
12-16-50	3.456	7,076,781		7,379,172
Government National Mortgage Association
CMO Series 2009-114 Class A
12-16-38	3.103	7,367,470		7,612,070
Government National Mortgage Association
CMO Series 2009-63 Class A
01-16-38	3.400	4,865,988		5,106,179
Government National Mortgage Association
CMO Series 2009-71 Class A
04-16-38	3.304	7,237,526		7,515,665
Government National Mortgage Association
CMO Series 2009-90 Class AC
01-16-33	3.137	5,400,000		5,643,222
Government National Mortgage Association
CMO Series 2010-13 Class A
08-16-22	2.461	4,706,624		4,803,281
Government National Mortgage Association
CMO Series 2010-18 Class A
12-16-50	3.100	4,958,181		5,172,164
Government National Mortgage Association
CMO Series 2010-22 Class AC
12-16-30	2.229	3,797,405		3,870,197
Government National Mortgage Association
CMO Series 2010-49 Class A
03-16-51	2.870	1,492,157		1,509,630
Government National Mortgage Association
CMO Series 2010-65 Class A
11-16-28	2.017	3,669,084		3,722,412
Government National Mortgage Association
CMO Series 2010-83 Class A
10-16-50	2.021	4,486,373		4,550,042
GSR Mortgage Loan Trust
CMO Series 2005-5F Class 2A3
06-25-35	5.500	2,759,674		2,794,393
Harborview Mortgage Loan Trust
CMO Series 2004-4 Class 3A
06-19-34	1.392	226,583	(i)	146,516
JP Morgan Mortgage Trust
CMO Series 2004-S2 Class 1A4
11-25-19	4.750	1,325,594		1,369,352
Lehman XS Trust
Series 2006-16N Class A1B
11-25-46	0.384	8,516	(i)	8,468
LVII Resecuritization Trust
CMO Series 2009-3 Class A1
11-27-37	5.753	1,080,487	(d,i)	1,109,525
Residential Asset Securitization Trust
CMO Series 2004-A7 Class A1
10-25-34	5.500	2,724,440		2,724,102
Thornburg Mortgage Securities Trust
CMO I.O. Series 2006-5 Class AX
10-25-46	11.945	22,193,907	(j)	862,484
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2003-O Class 1A11
01-25-34	4.673	1,723,815	(i)	1,743,929

	Coupon	Principal
Issuer	rate	amount		Value(a)
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-Q Class 1A2
09-25-34	4.863	3,321,887	(i)	3,390,444
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-14 Class 2A1
12-25-35	5.500	2,602,576		2,613,739
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-AR16 Class 4A6
10-25-35	3.148	3,010,893	(i)	2,966,030
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-12 Class A1
10-25-36	6.000	2,475,521		2,447,225

Total				316,515,799

Total Bonds (Cost: $590,898,219)				$605,045,475

FDIC-Insured Debt (10.1%)(m)

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Agencies
Bank of America Corp.
FDIC Government Guaranty
04-30-12	2.100%	$4,175,000		$4,278,895
06-15-12	3.125	3,810,000		3,980,212
Citigroup Funding, Inc.
FDIC Government Guaranty
07-12-12	2.125	15,000,000		15,422,870
11-15-12	1.875	3,055,000		3,130,342
General Electric Capital Corp.
FDIC Government Guaranty
12-09-11	3.000	11,525,000		11,874,311
12-28-12	2.625	7,580,000	(e)	7,901,312
JPMorgan Chase & Co.
FDIC Government Guaranty
02-23-11	1.650	2,940,000		2,959,533
Morgan Stanley
FDIC Government Guaranty
02-10-12	0.691	8,300,000	(i)	8,342,944
The Goldman Sachs Group, Inc.
FDIC Government Guaranty
07-15-11	1.625	7,750,000		7,839,691

Total FDIC-Insured Debt (Cost: $64,428,232)				$65,730,110

Government Guaranteed (0.2%)(n)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Foreign Agencies (0.1%)
Barclays Bank PLC
Government Liquid Guaranteed
03-05-12	2.700%	$780,000	(c,d)	$799,386
Banking (0.1%)
The Royal Bank of Scotland PLC
Government Liquid Guaranteed
04-23-12	2.650	400,000	(c)	412,255

Total Government Guaranteed (Cost: $1,186,088)				$1,211,641

Money Market Fund (5.0%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.289%	32,528,691	(p)	$32,528,691

Total Money Market Fund (Cost: $32,528,691)			$32,528,691

Investments of Cash Collateral Received for Securities on Loan (1.2%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(h)
Citigroup Global Markets, Inc. dated 08-31-10, matures 09-01-10, repurchase price $6,000,040	0.240%	$6,000,000	$6,000,000
Goldman Sachs & Co. dated 08-31-10, matures 09-01-10, repurchase price $2,010,534	0.250	2,010,520	2,010,520

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $8,010,520)			$8,010,520

Total Investments in Securities (Cost: $697,051,750)(q)			$712,526,437

Investment in Derivatives
Futures Contracts Outstanding at Aug. 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 2-year	386	$84,588,283	Jan. 2011	$162,263
U.S. Treasury Note, 5-year	(139)	(16,828,773)	Oct. 2010	(134,068)
U.S. Treasury Note, 10-year	(39)	(4,933,500)	Sept. 2010	(262,491)

Total				$(234,296)

Notes to Portfolio of Investments
CMO — Collateralized Mortgage Obligation

I.O. — Interest Only

P.O. — Principal Only
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated May 31, 2010.

(b)	The following abbreviation is used in the portfolio security description to identify the insurer of the issue:
MGIC — Mortgage Guaranty Insurance Corporation
(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.19% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2010, the value of these securities amounted to $50,839,098 or 7.79% of net assets.

(e)	At Aug. 31, 2010, security was partially or fully on loan.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At Aug. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $54,862,997.

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Citigroup Global Markets, Inc. (0.240%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$35,156
Fannie Mae Grantor Trust	907
Fannie Mae REMICS	1,940,952
Fannie Mae-Aces	32,764
Freddie Mac Reference REMIC	166,951
Freddie Mac REMICS	3,006,610
Government National Mortgage Association	936,660

Total market value of collateral securities	$6,120,000

Goldman Sachs & Co. (0.250%)

Security description	Value (a)

Government National Mortgage Association	$2,050,730

Total market value of collateral securities	$2,050,730

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2010.

(j)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2010.

(k)	Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Aug. 31, 2010.

(l)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Aug. 31, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal National Mortgage Association
09-01-40 5.500%	$5,000,000	09-14-10	$5,319,922	$5,346,095
09-01-40 6.000	300,000	09-14-10	321,843	322,969
(m)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(n)	This debt is guaranteed by the HM Treasury, United Kingdom.

(o)	At Aug. 31, 2010, investments in securities included securities valued at $427,170 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(p)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Aug. 31, 2010.

(q)	At Aug. 31, 2010, the cost of securities for federal income tax purposes was approximately $697,052,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,950,000
Unrealized depreciation	(4,476,000)

Net unrealized appreciation	$15,474,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2010:

	Fair value at Aug. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
U.S. Government Obligations & Agencies	$71,145,860	$153,263,315	$—	$224,409,175
Asset-Backed Securities	—	50,397,574	926,828	51,324,402
Commercial Mortgage-Backed Securities	—	12,796,099	—	12,796,099
Residential Mortgage-Backed Securities	—	313,318,774	3,197,025	316,515,799

Total Bonds	71,145,860	529,775,762	4,123,853	605,045,475

Other
FDIC-Insured Debt Securities	—	65,730,110	—	65,730,110
Government Guaranteed	—	1,211,641	—	1,211,641
Affiliated Money Market Fund(c)	32,528,691	—	—	32,528,691
Investments of Cash Collateral Received for Securities on Loan	—	8,010,520	—	8,010,520

Total Other	32,528,691	74,952,271	—	107,480,962

Investments in Securities	103,674,551	604,728,033	4,123,853	712,526,437
Other Financial Instruments(d)	(234,296)	—	—	(234,296)

Total	$103,440,255	$604,728,033	$4,123,853	$712,292,141

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total

Balance as of May 31, 2010	$5,284,093	$15,421,587	$20,705,680
Accrued discounts/premiums	7,976	2,491	10,467
Realized gain (loss)	—	960,612	960,612
Change in unrealized appreciation (depreciation)*	(5,982)	(796,139)	(802,121)
Sales	(137,959)	(1,818,681)	(1,956,640)
Purchases	—	2,085,625	2,085,625
Transfers into Level 3	—	—	—
Transfers out of Level 3	(4,221,300)	(12,658,470)	(16,879,770)

Balance as of Aug. 31, 2010	$926,828	$3,197,025	$4,123,853

*	Change in unrealized appreciation (depreciation) relating to securities held at Aug. 31, 2010 was $(7,253), which is comprised of Asset-Backed Securities of $(5,982) and Residential Mortgage-Backed Securities of $(1,271).
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia U.S. Government Mortgage Fund
(formerly Known as RiverSource U.S. Government Mortgage Fund)
Aug. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (121.8%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Asset-Backed (4.2%)
Bear Stearns Asset-Backed Securities Trust
Series 2006-HE9 Class 1A1
11-25-36	0.314%	$301,929	(g)	$291,269
Carrington Mortgage Loan Trust
Series 2006-RFC1 Class A2
05-25-36	0.364	890,550	(g)	866,388
Chrysler Financial Lease Trust
Series 2010-A Class C
09-16-13	4.490	1,000,000	(d)	1,000,943
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH4 Class A2
11-25-36	0.364	402,563	(g)	394,807
Countrywide Asset-Backed Certificates
Series 2005-3 Class AF3
08-25-35	4.823	20,898		20,706
Countrywide Asset-Backed Certificates
Series 2005-SD1 Class A1C
05-25-35	0.654	706,628	(d,g)	676,951
Jefferies & Co., Inc.
CMO Series 2010-R1 Class 2A1
11-26-36	0.428	905,327	(d,g)	855,534
Mastr Asset-Backed Securities Trust
Series 2005-FRE1 Class A4
10-25-35	0.514	342,911	(g)	326,387
RAAC Series
Series 2006-SP4 Class A1
11-25-36	0.364	186,509	(g)	185,108
RBSSP Resecuritization Trust
CMO Series 2009-9 Class 10A1
10-26-36	0.429	766,267	(d,g)	763,344
Renaissance Home Equity Loan Trust
Series 2005-2 Class AF3
08-25-35	4.499	1,432,345	(g)	1,385,949
Renaissance Home Equity Loan Trust
Series 2006-4 Class AF1
01-25-37	5.545	64,958		63,881
Soundview Home Equity Loan Trust
Series 2006-OPT3 Class 2A3
06-25-36	0.434	1,000,000	(g)	777,733
Structured Asset Investment Loan Trust
Series 2005-9 Class A5
11-25-35	0.494	752,475	(g)	729,089
Structured Asset Securities Corp.
CMO Series 2006-NC1 Class A6
05-25-36	0.314	178,573	(g)	174,446
Structured Asset Securities Corp.
Series 2007-BC1 Class A2
02-25-37	0.314	1,142,281	(g)	1,090,888

	Coupon	Principal
Issuer	rate	amount		Value(a)
Structured Asset Securities Corp.
Series 2007-WF2 Class A2
08-25-37	0.964	822,044	(g)	819,822

Total				10,423,245

Commercial Mortgage-Backed (2.8%)(e)
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6 Class A4
11-11-41	4.521	3,100,000		3,179,571
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through Certificates
CMO Series K001 Class A2
04-25-16	5.651	1,468,182		1,654,092
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
03-10-39	5.444	1,000,000		1,047,385
GS Mortgage Securities Corp. II
Series 2007-EOP Class J
03-06-20	1.145	1,000,000	(d,g)	867,419

Total				6,748,467

Residential Mortgage-Backed (114.8%)(e,j)
American Home Mortgage Assets
CMO Series 2007-4 Class A1
08-25-37	0.364	1,181,926	(g)	1,178,972
Banc of America Funding Corp.
CMO Series 2009-R7A Class 4A2
08-26-35	5.371	5,410,975	(d,g)	2,021,456
Banc of America Mortgage Securities, Inc.
CMO Series 2005-E Class 2A5
06-25-35	2.866	1,469,492	(g)	1,461,161
BCAP LLC Trust
CMO Series 2009-RR13 Class 12A1
04-26-37	5.250	907,102	(d,g)	911,397
Chaseflex Trust
CMO Series 2005-2 Class 2A2
06-25-35	6.500	467,809		425,647
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2009-9 Class 1A3
04-25-34	4.907	2,489,441	(d,g)	672,771
Countrywide Alternative Loan Trust
CMO I.O. Series 2007-8CB Class A13
05-25-37	33.420	1,269,217	(f)	134,208
Countrywide Alternative Loan Trust
CMO Series 2007-OH3 Class A3
09-25-47	0.764	1,615,640	(g)	212,179
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2003-18 Class A3
07-25-33	5.250	58,614		58,570
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2005-R2 Class 2A1
06-25-35	7.000	322,924	(d)	321,809
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-12R Class 14A1
11-27-35	5.500	1,817,392	(d)	1,915,938
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-12R Class 30A1
12-27-36	5.300	194,877	(d)	198,463
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-2R Class 1A16
09-26-34	2.917	17,500,000	(d,g)	5,593,231

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mortgage Corp.
09-01-40	5.000	1,050,000	(b)	1,114,149
09-01-40	5.500	700,000	(b)	747,032
09-01-40	6.000	4,200,000	(b)	4,513,690
09-01-40	6.500	800,000	(b)	869,375
Federal Home Loan Mortgage Corp. #555300
10-01-17	8.000	130,287		136,966
Federal Home Loan Mortgage Corp. #A10892
07-01-33	6.000	358,879		394,416
Federal Home Loan Mortgage Corp. #A15111
10-01-33	6.000	593,581		650,416
Federal Home Loan Mortgage Corp. #A21059
04-01-34	6.500	420,206		467,895
Federal Home Loan Mortgage Corp. #A25174
08-01-34	6.500	231,953		257,456
Federal Home Loan Mortgage Corp. #A90176
12-01-39	5.000	4,800,202		5,107,756
Federal Home Loan Mortgage Corp. #A91979
04-01-40	5.000	2,969,415		3,155,158
Federal Home Loan Mortgage Corp. #C53098
06-01-31	8.000	202,909		233,699
Federal Home Loan Mortgage Corp. #C53878
12-01-30	5.500	639,399		689,173
Federal Home Loan Mortgage Corp. #C69665
08-01-32	6.500	1,437,605		1,593,223
Federal Home Loan Mortgage Corp. #C79930
06-01-33	5.500	866,599		935,607
Federal Home Loan Mortgage Corp. #D95232
03-01-22	6.500	205,588		227,853
Federal Home Loan Mortgage Corp. #D95371
04-01-22	6.500	204,100		226,459
Federal Home Loan Mortgage Corp. #E81240
06-01-15	7.500	333,748		357,979
Federal Home Loan Mortgage Corp. #E88036
02-01-17	6.500	596,447		644,774
Federal Home Loan Mortgage Corp. #E88468
12-01-16	6.500	155,897		170,359
Federal Home Loan Mortgage Corp. #E89232
04-01-17	7.000	282,411		306,050
Federal Home Loan Mortgage Corp. #E92454
11-01-17	5.000	803,765		860,368
Federal Home Loan Mortgage Corp. #E99684
10-01-18	5.000	229,988		248,911
Federal Home Loan Mortgage Corp. #G01169
01-01-30	5.500	836,132		900,548
Federal Home Loan Mortgage Corp. #G01535
04-01-33	6.000	1,374,305		1,532,946
Federal Home Loan Mortgage Corp. #G02757
06-01-36	5.000	5,614,006		5,986,227
Federal Home Loan Mortgage Corp. #G03419
07-01-37	6.000	3,240,426		3,564,449
Federal Home Loan Mortgage Corp. #G12101
11-01-18	5.000	459,243		495,168
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2136 Class S
03-15-29	10.100	3,179,940	(f)	595,988
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2471 Class SI
03-15-32	7.958	169,652	(f)	31,697
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2639 Class UI
03-15-22	4.080	656,159	(f)	52,504

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2795 Class IY
07-15-17	163.741	117,572	(f)	1,521
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2817 Class SA
06-15-32	20.000	431,752	(f)	27,444
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2824 Class EI
09-15-20	17.762	542,365	(f)	8,154
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2981 Class AS
05-15-35	4.977	3,036,339	(f)	511,870
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3155 Class PS
05-15-36	16.470	1,284,553	(f)	214,948
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3453 Class W
12-15-32	5.594	3,235,540	(f)	621,548
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3588 Class WI
10-15-12	23.098	11,091,377	(f)	864,491
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3600 Class DI
01-15-13	7.155	8,444,518	(f)	217,356
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3630 Class AI
03-15-17	0.000	2,720,662	(f)	132,993
Federal National Mortgage Association
09-01-25	3.500	9,550,000	(b)	9,900,666
09-01-25	4.500	1,500,000	(b)	1,586,718
09-01-25	5.500	5,390,000	(b)	5,797,619
09-01-40	4.000	11,950,000	(b)	12,373,854
09-01-40	4.500	19,250,000	(b)	20,212,499
09-01-40	5.000	4,500,000	(b)	4,778,438
Federal National Mortgage Association #190353
08-01-34	5.000	1,083,357		1,160,095
Federal National Mortgage Association #252409
03-01-29	6.500	899,102		1,011,824
Federal National Mortgage Association #254793
07-01-33	5.000	1,391,089		1,491,364
Federal National Mortgage Association #254916
09-01-23	5.500	1,120,284		1,211,983
Federal National Mortgage Association #323362
11-01-28	6.000	1,535,746		1,693,349
Federal National Mortgage Association #323715
05-01-29	6.000	276,766		305,169
Federal National Mortgage Association #344909
04-01-25	8.000	400,017		447,568
Federal National Mortgage Association #357514
03-01-34	5.500	1,574,385		1,701,476
Federal National Mortgage Association #483691
12-01-28	7.000	927,141		1,063,339
Federal National Mortgage Association #487757
09-01-28	7.500	525,429		594,482
Federal National Mortgage Association #514704
01-01-29	6.000	190,818		210,400
Federal National Mortgage Association #545008
06-01-31	7.000	1,098,718		1,260,778
Federal National Mortgage Association #545339
11-01-31	6.500	153,711		170,787

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #545818
07-01-17	6.000	1,331,638		1,444,472
Federal National Mortgage Association #555458
05-01-33	5.500	1,223,430		1,310,982
Federal National Mortgage Association #555528
04-01-33	6.000	1,182,235		1,302,451
Federal National Mortgage Association #555734
07-01-23	5.000	482,321		516,750
Federal National Mortgage Association #581418
06-01-31	7.000	616,591		699,405
Federal National Mortgage Association #583088
06-01-29	6.000	2,087,620		2,300,218
Federal National Mortgage Association #592270
01-01-32	6.500	389,740		433,098
Federal National Mortgage Association #596505
08-01-16	6.500	76,509		80,878
Federal National Mortgage Association #601416
11-01-31	6.500	178,959		198,882
Federal National Mortgage Association #624979
01-01-32	6.000	417,641		463,154
Federal National Mortgage Association #626670
03-01-32	7.000	451,559		519,528
Federal National Mortgage Association #627426
03-01-17	6.500	304,148		329,995
Federal National Mortgage Association #630992
09-01-31	7.000	1,352,294		1,553,163
Federal National Mortgage Association #630993
09-01-31	7.500	1,211,933		1,378,340
Federal National Mortgage Association #631388
05-01-32	6.500	1,096,140		1,235,315
Federal National Mortgage Association #632856
03-01-17	6.000	290,377		314,809
Federal National Mortgage Association #633674
06-01-32	6.500	777,951		876,146
Federal National Mortgage Association #635231
04-01-32	7.000	71,435		81,471
Federal National Mortgage Association #635908
04-01-32	6.500	730,715		812,051
Federal National Mortgage Association #636812
04-01-32	7.000	86,027		98,778
Federal National Mortgage Association #640200
10-01-31	9.500	98,888		114,232
Federal National Mortgage Association #640207
03-01-17	7.000	30,848		32,371
Federal National Mortgage Association #640208
04-01-17	7.500	33,983		35,243
Federal National Mortgage Association #644805
05-01-32	7.000	740,856		842,189
Federal National Mortgage Association #645053
05-01-32	7.000	312,925		354,417
Federal National Mortgage Association #646189
05-01-32	6.500	140,663	(h)	156,153
Federal National Mortgage Association #654071
09-01-22	6.500	347,099		385,879
Federal National Mortgage Association #654685
11-01-22	6.000	368,121		405,090
Federal National Mortgage Association #655635
08-01-32	6.500	482,661		540,195
Federal National Mortgage Association #656514
09-01-17	6.500	686,328		747,043
Federal National Mortgage Association #660186
11-01-32	6.000	1,669,067		1,848,391

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #665752
09-01-32	6.500	679,001		753,774
Federal National Mortgage Association #667011
11-01-17	5.000	641,168		686,321
Federal National Mortgage Association #667302
01-01-33	7.000	455,192		520,999
Federal National Mortgage Association #670382
09-01-32	6.000	724,379		798,038
Federal National Mortgage Association #676683
12-01-32	6.000	653,278		719,707
Federal National Mortgage Association #677089
01-01-33	5.500	329,667	(h)	356,383
Federal National Mortgage Association #677294
01-01-33	6.000	871,480	(h)	960,097
Federal National Mortgage Association #681080
02-01-18	5.000	440,943		471,995
Federal National Mortgage Association #684585
02-01-33	5.500	981,110		1,068,436
Federal National Mortgage Association #684853
03-01-33	6.500	205,931		229,566
Federal National Mortgage Association #688002
03-01-33	5.500	963,940		1,050,285
Federal National Mortgage Association #689026
05-01-33	5.500	288,381		314,044
Federal National Mortgage Association #689093
07-01-28	5.500	562,737		607,988
Federal National Mortgage Association #694628
04-01-33	5.500	1,430,111		1,558,105
Federal National Mortgage Association #694795
04-01-33	5.500	1,723,082		1,877,317
Federal National Mortgage Association #697145
03-01-23	5.500	592,868		636,306
Federal National Mortgage Association #699424
04-01-33	5.500	1,151,008		1,254,031
Federal National Mortgage Association #701101
04-01-33	6.000	1,337,204		1,468,582
Federal National Mortgage Association #704610
06-01-33	5.500	1,437,201		1,553,218
Federal National Mortgage Association #705655
05-01-33	5.000	503,962		540,289
Federal National Mortgage Association #708503
05-01-33	6.000	249,853		277,084
Federal National Mortgage Association #708504
05-01-33	6.000	379,553		420,924
Federal National Mortgage Association #710780
05-01-33	6.000	163,487		179,549
Federal National Mortgage Association #711206
05-01-33	5.500	779,721		842,664
Federal National Mortgage Association #711239
07-01-33	5.500	369,020		398,808
Federal National Mortgage Association #711501
05-01-33	5.500	550,503		599,812
Federal National Mortgage Association #723771
08-01-28	5.500	672,095		726,139
Federal National Mortgage Association #725017
12-01-33	5.500	2,022,330		2,203,368
Federal National Mortgage Association #725232
03-01-34	5.000	1,143,919		1,226,377
Federal National Mortgage Association #725424
04-01-34	5.500	2,805,092		3,031,532

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal National Mortgage Association #725684
05-01-18	6.000	407,077	439,156
Federal National Mortgage Association #726940
08-01-23	5.500	903,964	972,136
Federal National Mortgage Association #730153
08-01-33	5.500	448,202	484,383
Federal National Mortgage Association #733367
08-01-23	5.500	630,342	677,991
Federal National Mortgage Association #735212
12-01-34	5.000	6,110,940	6,543,798
Federal National Mortgage Association #743524
11-01-33	5.000	1,406,935	1,508,352
Federal National Mortgage Association #743579
11-01-33	5.500	923,638	998,198
Federal National Mortgage Association #747339
10-01-23	5.500	801,834	862,300
Federal National Mortgage Association #753507
12-01-18	5.000	565,599	606,867
Federal National Mortgage Association #759342
01-01-34	6.500	281,213	311,794
Federal National Mortgage Association #770403
04-01-34	5.000	1,114,730	1,193,690
Federal National Mortgage Association #776962
04-01-29	5.000	940,692	1,008,735
Federal National Mortgage Association #779676
06-01-34	5.000	1,642,090	1,758,405
Federal National Mortgage Association #781823
12-01-34	5.500	3,792,852	4,090,731
Federal National Mortgage Association #793622
09-01-34	5.500	4,592,024	4,972,331
Federal National Mortgage Association #797232
09-01-34	5.500	3,061,631	3,302,082
Federal National Mortgage Association #845109
05-01-36	6.000	3,734,708	4,067,893
Federal National Mortgage Association #886291
07-01-36	7.000	477,366	538,470
Federal National Mortgage Association #888414
11-01-35	5.000	2,656,991	2,836,891
Federal National Mortgage Association #889620
08-01-37	5.500	2,451,198	2,637,580
Federal National Mortgage Association #928870
11-01-37	8.500	95,813	108,055
Federal National Mortgage Association #930334
01-01-24	5.500	2,235,162	2,407,707
Federal National Mortgage Association #932624
03-01-40	4.500	10,625,845	11,174,294
Federal National Mortgage Association #933966
07-01-23	6.000	1,784,723	1,926,288
Federal National Mortgage Association #941285
06-01-37	6.000	3,332,072	3,625,651
Federal National Mortgage Association #960606
10-01-36	5.500	2,875,469	3,132,669
Federal National Mortgage Association #968134
02-01-38	5.500	2,647,358	2,834,028
Federal National Mortgage Association #986196
07-01-23	5.000	4,516,588	4,806,430
Federal National Mortgage Association #995097
10-01-37	6.500	2,972,562	3,245,568
Federal National Mortgage Association #995112
07-01-36	5.500	3,708,240	3,999,474
Federal National Mortgage Association #AD4319
04-01-40	4.500	4,933,970	5,187,864

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #AD5535
06-01-25	4.500	2,070,527		2,193,274
Federal National Mortgage Association
CMO I.O. Series 2003-119 Class GI
12-25-33	5.440	616,463	(f)	94,914
Federal National Mortgage Association
CMO I.O. Series 2003-32 Class VS
01-25-33	0.000	2,821,406	(f)	357,980
Federal National Mortgage Association
CMO I.O. Series 2003-63 Class IP
07-25-33	0.000	1,252,370	(f)	201,543
Federal National Mortgage Association
CMO I.O. Series 2003-71 Class IM
12-25-31	5.340	289,535	(f)	20,364
Federal National Mortgage Association
CMO I.O. Series 2004-31 Class SM
05-25-34	13.410	3,349,120	(f)	665,725
Federal National Mortgage Association
CMO I.O. Series 2004-46 Class SI
05-25-34	11.878	4,081,443	(f)	487,655
Federal National Mortgage Association
CMO I.O. Series 2004-54 Class SW
06-25-33	0.000	4,032,054	(f)	411,011
Federal National Mortgage Association
CMO I.O. Series 2004-84 Class GI
12-25-22	24.840	97,431	(f)	4,234
Federal National Mortgage Association
CMO I.O. Series 2005-57 Class NI
07-25-35	4.008	2,126,604	(f)	312,302
Federal National Mortgage Association
CMO I.O. Series 2005-70 Class YJ
08-25-35	0.000	834,549	(f)	15,313
Federal National Mortgage Association
CMO I.O. Series 2006-60 Class UI
07-25-36	5.309	2,401,431	(f)	367,009
Government National Mortgage Association
09-01-40	5.000	2,000,000	(b)	2,149,062
Government National Mortgage Association #518371
02-15-30	7.000	113,942		130,372
Government National Mortgage Association #528344
03-15-30	7.000	57,508		65,800
Government National Mortgage Association #556293
12-15-31	6.500	248,543		278,520
Government National Mortgage Association #583182
02-15-32	6.500	455,508		507,885
Government National Mortgage Association #595256
12-15-32	6.000	245,632		270,404
Government National Mortgage Association #619613
09-15-33	5.000	881,660		954,634
Government National Mortgage Association #727847
03-15-40	5.000	3,100,595		3,337,852
Government National Mortgage Association #743790
05-15-40	5.000	1,054,380		1,135,061
Government National Mortgage Association #743793
05-15-40	5.000	997,832		1,074,186
Government National Mortgage Association
CMO I.O. Series 2003-11 Class S
02-16-33	14.481	3,884,893	(f)	663,364
Government National Mortgage Association
CMO I.O. Series 2009-106 Class CM
01-16-34	2.161	1,282,234	(f)	177,303

	Coupon	Principal
Issuer	rate	amount		Value(a)
Government National Mortgage Association
CMO I.O. Series 2009-87 Class SK
08-20-32	17.923	1,941,809	(f)	177,335
GSR Mortgage Loan Trust
CMO Series 2005-5F Class 2A3
06-25-35	5.500	782,120		791,959
Indymac Index Mortgage Loan Trust
CMO I.O. Series 2006-AR25 Class 3A3
09-25-36	3.466	8,489,188	(f)	90,097
Jefferies & Co., Inc.
CMO Series 2009-R6 Class 4A2
04-26-35	4.869	5,125,699	(d)	2,357,822
JP Morgan Mortgage Trust
CMO Series 2004-S2 Class 4A5
11-25-34	6.000	755,036		750,430
JP Morgan Reremic
CMO Series 2009-3 Class 1A2
02-26-35	2.864	1,449,242	(d,g)	810,054
JP Morgan Reremic
CMO Series 2010-4 Class 7A1
08-26-35	4.337	2,535,984	(b,d,g)	2,540,560
MASTR Alternative Loans Trust
CMO Series 2004-7 Class 8A1
08-25-19	5.000	225,514		225,084
MASTR Alternative Loans Trust
CMO Series 2004-8 Class 7A1
09-25-19	5.000	353,533		340,664
Prime Mortgage Trust
CMO Series 2005-1 Class 2A1
09-25-34	5.000	1,810,410	(d)	1,835,655
Thornburg Mortgage Securities Trust
CMO I.O. Series 2006-5 Class AX
10-25-46	11.945	6,845,063	(f)	266,008
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2003-O Class 1A11
01-25-34	4.673	491,016	(g)	496,745
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-F Class A3
06-25-34	4.723	502,211	(g)	507,600
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-Q Class 1A2
09-25-34	4.863	1,168,234	(g)	1,192,344
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-14 Class 2A1
12-25-35	5.500	413,430		415,203
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-AR16 Class 4A6
10-25-35	3.148	1,053,247	(g)	1,037,554
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2007-8 Class 2A7
07-25-37	6.000	1,195,945		1,198,241

Total				283,658,586

Total Bonds
(Cost: $282,709,884)				$300,830,298

Money Market Fund (5.3%)(i)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.289%	13,108,589	(c)	$13,108,589

Total Money Market Fund (Cost: $13,108,589)			$13,108,589

Total Investments in Securities (Cost: $295,818,473)(k)			$313,938,887

Investment in Derivatives
Futures Contracts Outstanding at Aug. 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	18	$2,430,563	Dec. 2010	$34,983
U.S. Treasury Note, 2-year	4	876,562	Jan. 2011	1,682
U.S. Treasury Note, 5-year	(200)	(24,214,062)	Oct. 2010	(833,252)
U.S. Treasury Note, 10-year	91	11,431,875	Dec. 2010	56,754

Total				$(739,833)

Open Options Contracts Written at Aug. 31, 2010

		Notional	Exercise	Premium	Expiration
Issuer	Puts/Calls	amount	price	received	date	Value(a)

U.S. Treasury Note, 10-year	Put	$5,000,000	$124	$21,372	Sept. 2010	$19,531
Notes to Portfolio of Investments

CMO — Collateralized Mortgage Obligation

I.O. — Interest Only

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated May 31, 2010.

(b)	At Aug. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $66,515,703.

(c)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Aug. 31, 2010.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2010, the value of these securities amounted to $23,343,347 or 9.45% of net assets.

(e)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2010.

(g)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2010.

(h)	At Aug. 31, 2010, investments in securities included securities valued at $134,197 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i)	At Aug. 31, 2010, cash or short-term securities were designated to cover open put and/or call options on futures written.

(j)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Aug. 31, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal National Mortgage Association
09-01-25 5.000%	$2,500,000	09-20-10	$2,650,391	$2,658,595
09-01-40 5.500	1,500,000	09-14-10	1,595,859	1,603,829
09-01-40 6.000	2,000,000	09-14-10	2,145,625	2,153,124

(k)	At Aug. 31, 2010, the cost of securities for federal income tax purposes was approximately $295,818,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$20,551,000
Unrealized depreciation	(2,430,000)

Net unrealized appreciation	$18,121,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2010:

	Fair value at Aug. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Asset-Backed Securities	$—	$9,567,711	$855,534	$10,423,245
Commercial Mortgage-Backed Securities	—	6,748,467	—	6,748,467
Residential Mortgage-Backed Securities	—	280,537,896	3,120,690	283,658,586

Total Bonds	—	296,854,074	3,976,224	300,830,298

Other
Affiliated Money Market Fund(c)	13,108,589	—	—	13,108,589

Total Other	13,108,589	—	—	13,108,589

Investments in Securities	13,108,589	296,854,074	3,976,224	313,938,887
Other Financial Instruments(d)	(720,302)	—	—	(720,302)

Total	$12,388,287	$296,854,074	$3,976,224	$313,218,585

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2010.

(d)	Other Financial Instruments are derivative instruments. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total

Balance as of May 31, 2010	$1,022,693	$3,766,084	$4,788,777
Accrued discounts/premiums	9,737	(5,478)	4,259
Realized gain (loss)	—	109	109
Change in unrealized appreciation (depreciation)*	(5,704)	1,130,668	1,124,964
Sales	(171,192)	3,268	(167,924)
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(1,773,961)	(1,773,961)

Balance as of Aug. 31, 2010	$855,534	$3,120,690	$3,976,224

*	Change in unrealized appreciation (depreciation) relating to securities held at Aug. 31, 2010 was $1,129,075, which is comprised of Asset-Backed Securities of $(5,704) and Residential Mortgage-Backed Securities of $1,134,779.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Government Income Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date October 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date October 28, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date October 28, 2010